Share-Based Payments (Narrative) (Details)	6 Months Ended
Jun. 30, 2013
Awards Granted To Executives And Non Employee Directors [Member] | Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Share-based payment award vesting period, expiration years	10 years
Awards Granted To Employees And Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Awards Granted To Non Employee Directors [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	1 year
Performance-based Restricted Stock Awards Granted to Executives [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of stock restricted stock awards vests two year from the date of grant	65.00%
Remaining percentage of the restricted stock award vests over three years from the date of grant.	35.00%
Performance-based Restricted Stock Awards Granted to Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	3 years